BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	May 19, 2023
Property, Plant and Equipment [Line Items]
Cash FDIC amount	$ 250,000
Allowance for credit loss	77,690		$ 77,690
Accounts receivable, net				$ 413,723
Subscriptions receivable			200,000
Goodwill	6,650,621
Impairment expense	15,669,287
Notes Payable	577,480		93,744
Advertising and marketing costs	24,918	$ 4,982
Subscriptions receivable			200,000
Titan Trucking LLC [Member]
Property, Plant and Equipment [Line Items]
Cash FDIC amount			250,000
Goodwill						$ 22,319,908
Amortization of Deferred Loan Origination Fees, Net			(6,663)
Advertising and marketing costs			11,336	3,394
Allowance for doubtful accounts			77,690
Subscriptions receivable			$ 200,000
Finite intangible assets net			10 years
Amortization expense			$ 6,663
Long term debt			$ 93,745
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customer A [Member]
Property, Plant and Equipment [Line Items]
Concentration risk percentage	51.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Property, Plant and Equipment [Line Items]
Concentration risk percentage			63.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customers [Member] | Titan Trucking LLC [Member]
Property, Plant and Equipment [Line Items]
Concentration risk percentage			63.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customers [Member] | Titan Trucking LLC [Member]
Property, Plant and Equipment [Line Items]
Concentration risk percentage				77.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member]
Property, Plant and Equipment [Line Items]
Concentration risk percentage	35.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customer [Member]
Property, Plant and Equipment [Line Items]
Concentration risk percentage		68.00%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Three Customers [Member] | Titan Trucking LLC [Member]
Property, Plant and Equipment [Line Items]
Concentration risk percentage			76.00%	77.00%
Convertible Debt [Member]
Property, Plant and Equipment [Line Items]
Amortization of Deferred Loan Origination Fees, Net	$ 210,225
Amortization expense	(210,225)
Convertible Notes Payable [Member]
Property, Plant and Equipment [Line Items]
Amortization of Deferred Loan Origination Fees, Net		$ 450
Amortization expense		$ (450)
Titan Trucking LLC [Member]
Property, Plant and Equipment [Line Items]
Goodwill	$ 6,650,621		$ 0		$ 22,319,908
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Minimum [Member] | Titan Trucking LLC [Member] | Trailers Tractors Shop Equipment Lease hold Improvements and Container [Member]
Property, Plant and Equipment [Line Items]
Useful life			5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	25 years
Maximum [Member] | Titan Trucking LLC [Member] | Trailers Tractors Shop Equipment Lease hold Improvements and Container [Member]
Property, Plant and Equipment [Line Items]
Useful life			25 years